FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 3,559	$ 398
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset	(580)
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives	12	975
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 33,000
Derivative, term of contract	22 months
Monthly notional amount	$ 1,500
Other Current Liabilities [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	$ 580